Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Contracted and authorized	$ 66,476,797	$ 67,315,108
RMB [Member]
Statement Line Items [Line Items]
Contracted and authorized	$ 439,850,378	$ 439,850,378